Share-Based Payments - Disclosure of Change in Number of Share Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		8,300	625,200
Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	1,160,060			861,000	546,000
Number of options granted	998,500			359,060	315,000
Forfeited during the period	24,260			25,000
Exercised during the period	1,200			35,000
Expired during the period	0			0	0
Balance at end of period	2,133,100			1,160,060	861,000